Related-Party Transactions (Details Narrative) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts payable to Greenville Health System and affiliates	$ 61,935	$ 61,935	$ 61,935
Ownership interest held by an affiliate of GHS	40.00%	40.00%
GHS [Member]
Accounts payable to Greenville Health System and affiliates		$ 61,935	$ 61,935